Summary of Significant Accounting Policies (Policies)	9 Months Ended	12 Months Ended
	Dec. 31, 2014	Mar. 31, 2014
Accounting Policies [Abstract]
Basis of Presentation and Use of Estimates

Basis of Presentation and Use of Estimates

The accompanying interim financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“US GAAP”), which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Accordingly actual results could differ from those estimates.

The accompanying financial statements as of December 31, 2014 and for the three and nine month periods ended December 31, 2014 and 2013 are unaudited. These unaudited financial statements have been prepared in accordance with US GAAP for interim financial information and are presented in accordance with the requirements of Regulation S-X promulgated by the Securities and Exchange Commission (the “SEC”). Accordingly, they do not include all the information and footnotes required by US GAAP for complete financial statements.

In the opinion of management, all adjustments (consisting of normal recurring accruals) considered necessary for a fair presentation have been included. Operating results for the three and nine months ended December 31, 2014 are not necessarily indicative of the results that may be expected for the fiscal year ending March 31, 2015. The unaudited financial statements should be read in conjunction with the audited financial statements as of and for the year ended March 31, 2014 and footnotes thereto included in the company’s final prospectus dated and filed with the SEC on January 26, 2015, as supplemented by the prospectus supplement filed February 2, 2015 and the prospectus supplement filed April 27, 2015 with the SEC.

The balance sheet as of March 31, 2014 contained herein has been derived from the audited financial statements as of March 31, 2014 and the stockholders’ (deficiency) equity section has been retroactively restated for the stock split discussed in Note 1.

a.	Basis of Presentation and Use of Estimates

The accompanying financial statements have been prepared in accordance with US GAAP, which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Accordingly, actual results could differ from those estimates.

Correction of Basic and Diluted Net Loss Per Common Share

Correction of Basic and Diluted Net Loss Per Common Share

The company has determined that corrections are required to its previously reported basic and diluted net loss per common share for the three and nine month periods ended December 31, 2013 and the nine month period ended December 31, 2014 due to an error in the computation of the weighted average shares of common stock outstanding for these periods. Basic and diluted net loss per common share is calculated by dividing net loss for the period by the basic and diluted weighted average number of common shares outstanding during that period. Specifically, in the periods reflected below, in calculating the weighted average shares of common stock outstanding, management incorrectly considered the effect of two corporate actions the company completed in connection with its June 2014 Private Placement, including: (i) the conversion of all outstanding shares of preferred stock into common stock and (ii) the exchange of outstanding warrants to purchase preferred stock for shares of common stock (the “Corporate Actions”), as if such events occurred at the beginning of each of these reporting periods, instead of only considering the effect of these Corporate Actions after their effective date in June 2014.

A summary of the impact of the correction of the errors on the net loss per common share, basic and diluted, is as follows:

	Three Months Ended December 31, 2013	Nine Months Ended December 31, 2013	Nine Months Ended December 31, 2014
Net loss per common share, basic and diluted—originally reported	$(0.30)	$(1.00)	$(0.98)
Difference in net loss per common share, basic and diluted	(1.84)	(6.15)	(0.02)
Net loss per common share, basic and diluted—corrected	$(2.14)	$(7.15)	$(1.00)

Reconciliation of net loss per common share, basic and diluted	Three Months Ended December 31, 2013	Nine Months Ended December 31, 2013	Nine Months Ended December 31, 2014
Numerator
Net loss	$(270,750)	$(906,536)	$(9,132,615)
Denominator
Weighted average shares, basic and diluted—originally reported:	904,611	904,611	9,301,800
Redeemable convertible preferred stock and warrants (incorrectly included)	(777,852)	(777,852)	(198,171)

Weight average shares, basic and diluted—corrected (1)	126,759	126,759	9,103,629

Net loss per share, basic and diluted—corrected	$(2.14)	$(7.15)	$(1.00)

(1)	Since the numerator used to calculate diluted net loss per common share was a net loss for the period presented, the dilutive effects of stock options, warrants and redeemable convertible preferred stock were not included since the effect was anti-dilutive

The corrections have no impact on the company’s net loss reported in the statements of operations, balance sheets, or the statements of cash flows for the above mentioned periods.

Furniture, Fixture and Equipment

Furniture, Fixture and Equipment

Furniture, fixture and equipment is stated at cost. Depreciation is computed using the straight-line method over the estimated useful lives of the assets.

The carrying amount at the balance sheet date of long-lived assets under construction include construction costs to date on capital projects that have not been completed and assets being constructed that are not ready to be placed into service. These costs will be transferred to furniture, fixture and equipment when substantially all of the activities necessary to prepare the assets for their intended use are completed. Depreciation commences upon capitalization.

b.	Furniture, Fixture and Equipment
Furniture, fixture and equipment is stated at cost. Depreciation is computed using the straight-line method over the estimated useful lives of the assets.
Intangible Assets

Intangible Assets

Intangible assets are wireless licenses that will be used to provide the exclusive right to utilize designated radio frequency spectrum to provide wireless communication services. While licenses are issued for only a fixed time, generally ten years, such licenses are subject to renewal by the Federal Communications Commission (FCC). License renewals have occurred routinely and at nominal cost. There are currently no legal, regulatory, contractual, competitive, economic or other factors that limit the useful life of the company’s wireless licenses. As a result, the wireless licenses are treated as an indefinite-lived intangible asset and the company will evaluate the useful life determination for wireless licenses each year to determine whether events and circumstances continue to support an indefinite useful life.

Patent Costs

Patent Costs

Costs to acquire a patent on certain aspects of the company’s technology have been capitalized. These amounts are amortized, subject to periodic evaluation for impairment, over statutory lives following award of the patent. Accumulated amortization amounted to $335,435 at December 31, 2014 and $303,305 at March 31, 2014, respectively. Amortization expense was $10,710 and $11,250 for the three months ended December 31, 2014 and 2013, respectively. For the nine months ended December 31, 2014 and 2013, amortization expense was $32,130 and $33,750, respectively. The amortization expense is estimated to aggregate $40,000 per year over the next five year period.

c.	Patent Costs

Costs to acquire a patent on certain aspects of the company’s technology have been capitalized. These amounts are amortized, subject to periodic evaluation for impairment, over statutory lives following award of the patent. Accumulated amortization amounted to $303,305 at March 31, 2014 and $260,475 at March 31, 2013. Amortization expense was $42,830 in 2014 and $37,510 in 2013 and is estimated to aggregate $40,000 per year over the next five-year period.

Allowance for Uncollectible Receivables

Allowance for Uncollectible Receivables

An allowance for uncollectible receivables is estimated based on a combination of write-off history, aging analysis and any specific known troubled accounts. At December 31, 2014 and March 31, 2014, management provided an allowance of $37,248 and $12,619, respectively, for certain slow paying accounts.

d.	Allowance for Uncollectible Receivables

An allowance for uncollectible receivables is estimated based on a combination of write-off history, aging analysis and any specific known troubled accounts. At March 31, 2014, management provided an allowance of $12,619 for certain slow paying accounts.

Revenue Recognition

Revenue Recognition

The company recognizes revenue in the period in which the services are provided and when collectability of the revenue is reasonably assured. In accordance with the guidance provided in Accounting Standards Codification (“ASC”) Topic 605-45-45, Revenue Recognition – Principal Agent Considerations, the company has determined that it is the primary obligor with respect to the service revenue derived from sales of the company’s software applications through its domestic carrier partners. As a result, revenue is recorded at the gross amount billed to end-user customers for sales to the domestic carrier partners. The company recognizes revenue for its international carrier on the net amount billed since it has determined that it is not the primary obligor. During the first quarter of fiscal 2016, the agreement with the international carrier will end and, except for any payments due to the company, neither party has any further obligations under the agreement. The company also sells certain applications directly to end-users through its direct sales force, which are billed and collected directly by the company. In September 2014, Motorola made an upfront, fully-paid leasing fee of $7.5 million in order to lease a portion of the FCC licenses. The payment of the fee was accounted for as Deferred Revenue as of December 31, 2014. The company recognizes leasing revenue in accordance with ASC Topic 840, Leases. The fee is amortized using the straight-line method over the lease term of approximately ten years which represents the time frame in which the benefits of the leased property are expected to be depleted.

e.	Revenue Recognition

The company recognizes revenue in the period in which the services are provided and when collectability of the revenue is reasonably assured. In accordance with the guidance provided in ASC Topic 605-45-45, Revenue Recognition – Principal Agent Considerations, the company has determined that it is the primary obligor with respect to the service revenue derived from sales of its software applications through the domestic carrier partners. As a result, the company records revenue at the gross amount billed to end-user customers for sales through the domestic carrier partners. When the end-user is billed by our carrier partners, the estimated gross amount billed is recorded as service revenue. For the company’s international carrier, it records revenue on a net basis since it has determined that it is not the primary obligor. The company also sells certain applications directly to end-users through its direct sales force, which are billed and collected directly by the company.

The company has historically presented revenue from its international operations on a gross basis. However, during the preparation of the company’s interim financial statements for the nine months ended December 31, 2014, management determined that it would be more appropriate to present such revenue on a net basis. Below is summary of the revenue and gross profit from the Company’s operations:

	As originally presented		As restated
	Year ended March 31,		Year ended March 31,
	2013	2014	2013	2014
Revenue	$3,426,966	$4,001,117	$2,760,095	$3,539,595
Cost of Revenue	1,492,705	1,585,643	825,834	1,124,121

Gross Profit	$1,934,261	$2,415,474	$1,934,261	$2,415,474

The decision to present revenue from international operations on a net basis did not have an effect on the Company’s assets, liabilities, stockholders’ equity, gross profit, net income (loss) or cash flows.

Cost of Revenue

Cost of Revenue

The company’s cost of revenue includes the portion of service revenue retained by its domestic carrier partners pursuant to its agreements with these parties, which may include network services, connectivity, SMS service and special equipment expenses, sales, marketing, billing and other ancillary services. The company also includes the costs associated with the operation of its cloud-based solutions and dispatch network.

f.	Cost of Revenue

The company’s cost of revenue includes the portion of service revenue charged by its domestic carrier partners to the company pursuant to its agreements with these parties, which may include network services, connectivity, SMS service and special equipment expenses, sales, marketing, billing and other ancillary services. The company also includes the costs associated with the operation of its cloud-based solutions.

Product Development Costs

Product Development Costs

The company charges all product and development costs to expense as incurred. Types of expense incurred in product and development include employee compensation, consulting, travel, facility costs and equipment and technology costs.

g.	Product Development Costs

The company charges all product and development costs to expense as incurred. Types of expense incurred in product and development include employee compensation, consulting, travel, facility costs and equipment and technology costs.

Stock Compensation

Stock Compensation

The company accounts for stock options in accordance with US GAAP, which requires the measurement and recognition of compensation expense, based on the estimated fair value of awards granted to employees and directors. The company estimates the fair value of share-based awards on the date of grant using an option-pricing model. The value of the portion of the award that is ultimately expected to vest is recognized as expense in the company’s statements of operations over the requisite service periods.

To calculate option-based compensation, the company uses the Black-Scholes option-pricing model. The company’s determination of fair value of option-based awards on the date of grant using Black-Scholes model is affected by assumptions regarding a number of subjective variables.

No tax benefits were attributed to the share-based compensation expense because a full valuation allowance was maintained for all net deferred tax assets.

h.	Stock Compensation

The company accounts for stock options in accordance with US GAAP, which requires the measurement and recognition of compensation expense, based on the estimated fair value of awards.

granted to employees and directors, which requires companies to estimate the fair value of share-based awards on the date of grant using an option-pricing model. The value of the portion of the award that is ultimately expected to vest is recognized as expense in the company’s statements of operations over the requisite service periods.

To calculate option-based compensation, the company used a Black-Scholes option-pricing model. The company’s determination of fair value of option-based awards on the date of grant using the Black-Scholes model is affected by assumptions regarding a number of subjective variables.

No tax benefits were attributed to the share-based compensation expense because a full valuation allowance was maintained for all net deferred tax assets.

Income Taxes

Income Taxes

The company follows the liability method of accounting for income taxes. Under this method, taxes consist of taxes currently payable plus those deferred due to temporary differences between the financial statement carrying amounts and the tax bases of certain assets and liabilities using tax rates expected to be in effect when the temporary differences reverse. A valuation allowance is provided when it is more likely than not that some portion or the entire deferred tax asset will not be realized.

i.	Income Taxes

The company follows the liability method of accounting for income taxes. Under this method, taxes consist of taxes currently payable plus those deferred due to temporary differences between the financial statement carrying amounts and the tax bases of certain assets and liabilities using tax rates expected to be in effect when the temporary differences reverse. A valuation allowance is provided when it is more likely than not that some portion or the entire deferred tax asset will not be realized.

Accounting for Uncertainty in Income Taxes

Accounting for Uncertainty in Income Taxes

The company recognizes the effect of tax positions only when they are more likely than not to be sustained. Management has determined that the company had no uncertain tax positions that would require financial statement recognition or disclosure. The company is no longer subject to U.S. federal, state or local income tax examinations for periods prior to 2012.

j.	Accounting for Uncertainty in Income Taxes

The company recognizes the effect of tax positions only when they are more likely than not to be sustained. Management has determined that the company had no uncertain tax positions that would require financial statement recognition or disclosure. The company is no longer subject to U.S. federal, state or local income tax examinations for periods prior to 2011.

Long-Lived Asset Impairment

Long-Lived Asset Impairment

The company evaluates long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset group may not be recoverable. Asset groups are determined at the lowest level for which identifiable cash flows are largely independent of cash flows of other groups of assets and liabilities. When the carrying amount of a long-lived asset group is not recoverable and exceeds its fair value, an impairment loss is recognized equal to the excess of the asset group’s carrying value over the estimated fair value.

Fair Value of Financial Instruments

Fair Value of Financial Instruments

Financial instruments, including cash, accounts receivable, accounts payable, accrued expenses and notes payable – affiliated entities are carried at cost, which management believes approximates fair value because of the short term maturity of these instruments.

k.	Fair Value of Financial Instruments

Financial instruments, including cash, accounts receivable, accounts payable, accrued expenses and notes payable – affiliated entities are carried at cost, which management believes approximates fair value because of the short-term maturity of these instruments.

Recently Issued Accounting Pronouncements

Recently Issued Accounting Pronouncements

In May 2014, the FASB issued Accounting Standards Update (“ASU”) No. 2014-09 Revenue from Contracts with Customers (Topic 606), which supersedes the revenue recognition requirements in ASC 605, Revenue Recognition. This ASU is based on the principle that revenue is recognized to depict the transfer of goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. The ASU also requires additional disclosure about the nature, amount, timing and uncertainty of revenue and cash flows arising from customer contracts, including significant judgments and changes in judgments and assets recognized from costs incurred to obtain or fulfill a contract. This guidance is effective for interim and annual periods beginning on or after December 15, 2016. The company is currently evaluating the impact of the adoption of this accounting standard update on its financial statements.

l.	Recently Issued Accounting Pronouncements

In May 2014, the FASB issued ASU No. 2014-09 Revenue from Contracts with Customers (Topic 606), which supersedes the revenue recognition requirements in ASC 605, Revenue Recognition. This ASU is based on the principle that revenue is recognized to depict the transfer of goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. The ASU also requires additional disclosure about the nature, amount, timing and uncertainty of revenue and cash flows arising from customer contracts, including significant judgments and changes in judgments and assets recognized from costs incurred to obtain or fulfill a contract. This guidance is effective for interim and annual periods beginning on or after December 15, 2016. The company is currently evaluating the impact of the adoption of this accounting standard update on its financial statements.

Net Loss Per Share of Common Stock

Net Loss Per Share of Common Stock

Basic net loss per common share is calculated by dividing the net loss attributable to common stockholders by the weighted-average number of common shares outstanding during the period, without consideration for potentially dilutive securities. For purposes of the diluted net loss per share calculation, preferred stock, convertible notes payable-affiliated entities, stock options and warrants are considered to be potentially dilutive securities. Because the company has reported a net loss for the three and nine months ended December 31, 2014 and 2013, diluted net loss per common share is the same as basic net loss per common share for those periods.

Common stock equivalents resulting from potentially dilutive securities approximated 1,800,000 and 1,600,000 at December 31, 2014 and 2013, respectively, and have not been included in the dilutive weighted average shares outstanding, as their effects are anti-dilutive.

m.	Net Loss Per Share of Common Stock

Basic net loss per common share is calculated by dividing the net loss attributable to common stockholders by the weighted-average number of common shares outstanding during the period, without consideration for potentially dilutive securities. For purposes of the diluted net loss per share calculation, preferred stock convertible notes payable-affiliated entities, stock options and warrants are considered to be potentially dilutive securities. Because the company has reported a net loss for the years ended March 31, 2013 and 2014, diluted net loss per common share is the same as basic net loss per common share for those periods.

Common stock equivalents resulting from potentially dilutive securities approximated 1,630,000 and 1,589,000 at March 31, 2014 and 2013, respectively, and have not been included in the dilutive weighted average shares outstanding, as their effects are anti-dilutive.

Subsequent Events Evaluation by Management

Subsequent Events Evaluation by Management

Management has evaluated subsequent events for disclosure and/or recognition in the financial statements through the date that the financial statements were issued.

n.	Subsequent Events Evaluation by Management

Management has evaluated subsequent events for disclosure and/or recognition in the financial statements through the date that the financial statements were issued. (See note 12)